Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments under Noncancelable Operating Leases - Unique Logistics International, Inc. [Member] - USD ($)	Aug. 31, 2023	May 31, 2023
Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments under Noncancelable Operating Leases [Line Items]
2024 (remaining)	$ 3,506,010	$ 3,196,539
2025	2,834,531	2,939,156
2026	2,546,002	2,594,468
2027	2,571,470	2,547,323
2028	783,426	1,463,384
Thereafter	32,871
Total lease payments	12,274,310	12,740,869
Less: imputed interest	(1,936,698)	(2,148,651)
Total lease obligations	$ 10,337,612	$ 10,592,219